UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  510 Madison Avenue, 28th Floor
	  New York, NY 10022

13 File Number: 028-13389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Operating Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	November 14, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $2,977,874 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

AGILENT TECHNOLOGIES INC	COM		00846U101      	69210	1800000		SOLE	1800000		0	0
AMERICAN INTL GROUP INC		COM NEW		026874784      	114765	3500000		SOLE	3500000		0	0
AMERISOURCEBERGEN CORP		COM		03073E105      	154840	4000000		SOLE	4000000		0	0
AMERISOURCEBERGEN CORP		CALL		03073E905	9678	250000	CALL	SOLE	250000		0	0
ANADARKO PETE CORP		CALL		032511907	48944	700000	CALL	SOLE	700000		0	0
API TECHNOLOGIES		COM		00187E203      	17017	5929231		SOLE	5929231		0	0
APPLE INC			COM		037833100      	133421	200000		SOLE	200000		0	0
ATLAS RESOURCE PARTNERS LP	COM UNT LTD PR	04941A101	29348	1150000		SOLE	1150000		0	0
AUTOZONE INC			COM		053332102      	88721	240000		SOLE	240000		0	0
BOEING CO			COM		097023105      	114832	1650000		SOLE	1650000		0	0
BOEING CO			CALL		097023905	52196	750000	CALL	SOLE	750000		0	0
CAPITAL ONE FINL CORP		COM		14040H105   	122571	2150000		SOLE	2150000		0	0
CENTRAL PAC FINL CORP		COM		154760409      	17160	1200000		SOLE	1200000		0	0
CHARTER COMMUNICATIONS INC D	CL A NEW	16117M305      	130229	1735000		SOLE	1735000		0	0
CHENIERE ENERGY INC		COM NEW		16411R208      	46590	3000000		SOLE	3000000		0	0
CONSTELLATION BRANDS INC	CL A		21036P108      	32350	1000000		SOLE	1000000		0	0
CONSTELLATION BRANDS INC	CALL		21036P908      	32350	1000000	CALL	SOLE	1000000		0	0
CONSTELLATION BRANDS INC	PUT		21036P958      	16175	500000	PUT	SOLE	500000		0	0
DELPHI AUTOMOTIVE PLC		SHS		G27823106      	93000	3000000		SOLE	3000000		0	0
DELTA AIR LINES INC DEL		CALL		247361902	27480	3000000	CALL	SOLE	3000000		0	0
DELTA AIR LINES INC DEL 	COM NEW		247361702      	72364	7900000		SOLE	7900000		0	0
DOLLAR GEN CORP NEW		COM		256677105      	58251	1130200		SOLE	1130200		0	0
DUNKIN BRANDS GROUP INC		COM		265504100      	29195	1000000		SOLE	1000000		0	0
E TRADE FINANCIAL CORP		COM		269246401      	70400	8000000		SOLE	8000000		0	0
EASTMAN CHEM CO			COM		277432100      	114020	2000000		SOLE	2000000		0	0
ESSEX RENT CORP			COM		297187106      	6133	1997705		SOLE	1997705		0	0
GRACE W R & CO DEL NEW		COM		38388F108      	38402	650000		SOLE	650000		0	0
GRIFFON CORP			COM		398433102      	4169	404771		SOLE	404771		0	0
HUMANA INC			CALL		444859902	70150	1000000	CALL	SOLE	1000000		0	0
IDERA PHARMACEUTICALS INC	COM		45168K306      	2806	2724700		SOLE	2724700		0	0
INTL PAPER CO			COM		460146103      	118040	3250000		SOLE	3250000		0	0
INTL PAPER CO			CALL		460146903	54480	1500000	CALL	SOLE	1500000		0	0
KINDER MORGAN INC DEL		W EXP 05/25/201	49456B119	20940	6000050		SOLE	6000050		0	0
LIBERTY MEDIA CORPORATION	LIB CAP COM A	530322106      	52040	500000		SOLE	500000		0	0
MACQUARIE INFRASTR CO LLC	MEMBERSHIP INT	55608B105      	165920	4000000		SOLE	4000000		0	0
MARATHON PETE CORP		COM		56585A102      	24566	450000		SOLE	450000		0	0
MEDASSETS INC			COM		584045108      	74760	4200000		SOLE	4200000		0	0
NCI BUILDING SYS INC		COM		628852204      	3149	313997		SOLE	313997		0	0
NEWELL RUBBERMAID INC		COM		651229106      	76360	4000000		SOLE	4000000		0	0
PHILLIPS 66			COM		718546104      	27822	600000		SOLE	600000		0	0
PIONEER NAT RES CO		COM		723787107      	36540	350000		SOLE	350000		0	0
SEMGROUP CORP			CL A 		81663A105      	64488	1750000		SOLE	1750000		0	0
STARBUCKS CORP			COM		855244109      	76065	1500000		SOLE	1500000		0	0
THERMO FISHER SCIENTIFIC INC	COM		883556102      	88245	1500000		SOLE	1500000		0	0
VALSPAR CORP			COM		920355104      	16830	300000		SOLE	300000		0	0
WATSON PHARMACEUTICALS INC	COM		942683103      	140514	1650000		SOLE	1650000		0	0
WILLIAMS COS INC DEL		COM		969457100      	52455	1500000		SOLE	1500000		0	0
YAHOO INC			COM		984332106      	67894	4250000		SOLE	4250000		0	0









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